Employee benefits (Schedule Of Net Periodic Benefit Cost) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Current service cost	€ 484	€ 1,736
Interest on obligation	274	1,164
Past service costs	0	(104)
Expected return on plan assets	0	(853)
Net periodic pension benefit cost	758	2,151
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	529	731	664
Interest on obligation	113	121	107
Expected return on plan assets	(142)	(144)	(103)
Amortization deferred actuarial loss	0	46	6
Amortization of past service cost	(44)	(55)	(12)
Net periodic pension benefit cost	456	699	662
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	12	45
Interest on obligation	12	69
Past service costs	0	0
Expected return on plan assets	0	0
Net periodic pension benefit cost	24	114
Principal Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	472	1,691
Interest on obligation	262	1,095
Past service costs	0	(104)
Expected return on plan assets	0	(853)
Net periodic pension benefit cost	€ 734	€ 2,037